Company Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Company Premises and Equipment
Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2017 and 2016 is as follows:

	Estimated Useful lives	2017	2016
		(Amounts in thousands)
Land		$1,044	$820
Building and improvements	17 years	6,948	5,352
Furniture and equipment	6 years	3,182	2,854
Total premises and equipment		11,174	9,026
Less: accumulated depreciation and amortization		(4,149)	(3,829)
Premises and equipment, net		$7,025	$5,197

Depreciation and amortization expense was $320,000, $269,000 and $251,000 in 2017, 2016 and 2015, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and was renewed upon the initial expiration in May 2017 with a one 5-year renewal option. The term of the Philadelphia lease is for 10 years and was renewed upon the initial expiration of the lease agreement. The Company entered into a land lease for its branch in Collingswood. The term of the lease is for 99 years of which 88 years remain. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices. On June 1, 2016, the Company entered into a 10- year lease for its Arch Street Branch, located in Philadelphia. The Branch opened in December 2016. On August 8, 2017, the Company entered into a 2-year lease agreement for a Commercial Loan office in Monmouth Junction, N.J. At December 31, 2017, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)
2018	$309
2019	319
2020	320
2021	326
2022	290
Thereafter	700
Total minimum lease payments	$2,264

Rent expense was approximately $259,000 in 2017, $220,000 in 2016, and 214,000 in 2015.